Note 11 - Other Comprehensive Income (Details) - Accumulated Other Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 6,751,991	$ 22,539,724
Other comprehensive income before reclassifications	6,181,189	(14,118,112)
Amounts reclassified from accumulated other comprehensive income	(228,861)	(1,669,621)
Net current period other comprehensive income (loss)	5,952,328	(15,787,733)
Ending balance	12,704,319	6,751,991
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	9,916,148	28,088,103
Other comprehensive income before reclassifications	8,313,793	(15,992,388)
Amounts reclassified from accumulated other comprehensive income	(486,534)	(2,179,567)
Net current period other comprehensive income (loss)	7,827,259	(18,171,955)
Ending balance	17,743,407	9,916,148
Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(3,164,157)	(5,548,379)
Other comprehensive income before reclassifications	(2,132,604)	1,874,276
Amounts reclassified from accumulated other comprehensive income	257,673	509,946
Net current period other comprehensive income (loss)	(1,874,931)	2,384,222
Ending balance	$ (5,039,088)	$ (3,164,157)